Notes Payable	6 Months Ended
Jun. 30, 2026
Notes Payable [Abstract]
Notes payable

Note 26. Notes payable

As of June 30, 2026, notes payable consisted of short-term borrowings and the current portion of long-term borrowings. For further information regarding repayment terms and interest rates, refer to Note 28.